DEBT - Summary of Debt Maturities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 87,787
2021	360,987
2022	63,136
2023	288,750
2024	254,369
Thereafter	67,119
Total	1,122,148
Deferred charges	(8,278)
Long-term Debt	$ 1,113,870